BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION

a.	Statement of compliance
These financial statements (“financial statements”) were authorized by the Board of Directors on March 14, 2019. The Company prepared these financial statements in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

b.	Basis of measurement
The financial statements are presented in Canadian dollars, the Company’s functional currency, and have been prepared on the historical cost basis except for derivative financial instruments and liabilities for cash-settled share-based payment arrangements measured at fair value. The financial statements have, in management’s opinion, been properly prepared using careful judgment and reasonable limits of materiality, and within the framework of the significant policies summarized in note 3. Significant estimates and judgments used in the preparation of the financial statements are detailed in note 4.

c.	Basis of presentation
These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business.
As previously announced, the revolving period under the Company’s Credit Facilities expires on May 30, 2019, but is extendible annually thereafter at the option of the Company, subject to lender approval. If the revolving period is not extended in May 2019, the Credit Facilities would enter a six-month term-out period to November 30, 2019. The Company has been advancing efforts and evaluating potential alternatives to optimize its capital structure, improve liquidity and enhance long term stakeholder value.  Such efforts include, among other things, Bellatrix’s ongoing discussions with parties across the Company’s capital structure in connection with potential transaction alternatives, including refinancing its outstanding US$145.8 million of 8.50% senior unsecured notes ("Senior Notes") due May 15, 2020 and extending the maturity of the Credit Facilities beyond November 30, 2019. The Company cautions that it can make no assurances as to whether any agreement with respect to a potential transaction may be reached, or the terms or timing of any such potential transaction.
As a result, there is currently significant uncertainty related to these future events and conditions that raise substantial doubt about whether the Company will continue as a going concern, and therefore, whether it will realize its assets and settle its liabilities in the normal course of business and at the amounts stated in the Financial Statements. Readers are cautioned to review note 7 for additional information in this regard. However, management believes that the Company will be successful in obtaining alternative debt financing and extending near term debt maturities as outlined in note 6(d) and note 7 in a timely manner and, accordingly, has prepared these financial statements on a going concern basis. Accordingly, no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or the amount and classification of liabilities that may be necessary should the Company not continue as a going concern. These adjustments could be material.
Bellatrix continues to generate sufficient cash flow to meet its obligations in the ordinary course, including interest payments, capital spending and abandonment and remediation expenses, subject to achieving an extension of debt maturities.